EARNINGS PER SHARE - Schedule of Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic
Net income from continuing operations attributable to Honeywell									$ 4,461	$ 4,968	$ 4,913
Net income from discontinued operations attributable to Honeywell									268	737	745
Net income attributable to Honeywell	$ (115)	$ 1,825	$ 1,570	$ 1,449	$ 1,285	$ 1,413	$ 1,545	$ 1,462	$ 4,729	$ 5,705	$ 5,658
Weighted average shares outstanding (in shares)									639.0	650.9	663.0
Earnings per share of common stock from continuing operations - basic (in dollars per share)	$ (0.15)	$ 2.97	$ 2.17	$ 1.99	$ 1.76	$ 1.87	$ 2.04	$ 1.96	$ 6.98	$ 7.63	$ 7.41
Earnings per share of common stock from discontinued operations - basic (in dollars per share)	(0.03)	(0.10)	0.29	0.25	0.22	0.30	0.33	0.28	0.42	1.13	1.12
Total earnings per share of common stock—basic (in dollars per share)	$ (0.18)	$ 2.87	$ 2.46	$ 2.24	$ 1.98	$ 2.17	$ 2.37	$ 2.24	$ 7.40	$ 8.76	$ 8.53
Assuming Dilution
Net income from continuing operations attributable to Honeywell									$ 4,461	$ 4,968	$ 4,913
Net income from discontinued operations attributable to Honeywell									268	737	745
Net income attributable to Honeywell	$ (115)	$ 1,825	$ 1,570	$ 1,449	$ 1,285	$ 1,413	$ 1,545	$ 1,462	$ 4,729	$ 5,705	$ 5,658
Average shares
Weighted average shares outstanding (in shares)									639.0	650.9	663.0
Dilutive securities issuable - stock plans (in shares)									3.8	4.4	5.2
Total weighted average diluted shares outstanding (in shares)									642.8	655.3	668.2
Earnings per share of common stock - assuming dilution (in dollars per share)	$ (0.15)	$ 2.96	$ 2.16	$ 1.97	$ 1.74	$ 1.86	$ 2.03	$ 1.95	$ 6.94	$ 7.58	$ 7.36
Earnings per share of common stock from discontinued operations - assuming dilution (in dollars per share)	(0.03)	(0.10)	0.29	0.25	0.22	0.30	0.33	0.28	0.42	1.13	1.11
Total earnings per share of common stock—assuming dilution (in dollars per share)	$ (0.18)	$ 2.86	$ 2.45	$ 2.22	$ 1.96	$ 2.16	$ 2.36	$ 2.23	$ 7.36	$ 8.71	$ 8.47